Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Operating Leases [Line Items]
Depreciation expenses	¥ 177,038	¥ 166,234	¥ 145,928
Various expenses	61,119	50,334	48,501
Costs of operating leases	¥ 238,157	¥ 216,568	¥ 194,429